Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

		December 31	December 31

(in thousands)	Note	2022	2021

Intangible assets		$2,270	$2,652

Debt issue costs - Revolving Facility	21.1	5,757	5,620

Other		3,691	6,939

Total other long-term assets		$11,718	$15,211